Share-based compensation	12 Months Ended
Dec. 31, 2025
Share-Based Payment Arrangement [Abstract]
Share-based compensation	Share-based compensation
Phantom RSU Awards

In May 2019, the Company implemented a long-term incentive plan (“Phantom RSU Awards”) to reward employees by giving them the opportunity to benefit from the Company’s creation of value for its shareholders. In accordance with this plan, the Company granted units (“Phantom RSUs”) to certain employees, pursuant to which they are entitled to receive a cash payment equal to (i) the closing price of one Class A share per unit on the respective vesting date plus (ii) the corresponding dividends per-share (if any) formally declared and paid between the grant and vesting dates of such Phantom RSU. In the event of a recipient’s employment with the Company is terminated for any reason (other than death, disability or retirement), all unvested Phantom RSUs shall be forfeited in their entirety without any payment due to the recipient.

The following table provides information about the Phantom RSUs granted by the Company and subject to vesting as of December 31, 2025:

Grant	Units	Vesting period
2023	586,633	May 2026
2024	504,305	May 2027
2025	39,904	April 2026
	750,568	May 2028

The total compensation expense as of December 31, 2025, 2024 and 2023 amounts to $4,585, $971 and $15,586 respectively, which has been recorded under “General and administrative expenses” within the consolidated statements of income.

The following table summarizes the activity under the plan as of December 31, 2025:

	Units	Settlement
Outstanding at December 31, 2022	2,711,755	$—
Grant 2023	769,375	—
Partial vesting of 2019 grant	(59,616)	512
Vesting and settlement of 2022 grant	(41,055)	326
Forfeited	(180,272)	—
Outstanding at December 31, 2023	3,200,187	—
Grant 2024	651,575	—
Vesting and settlement of 2019 grant	(943,288)	10,480
Vesting and settlement of 2021 grant	(692,422)	7,693
Vesting and settlement of 2023 grant	(32,599)	351
Forfeited	(5,139)	—
Outstanding at December 31, 2024	2,178,314	—
Grant 2025	845,624	—
Vesting and settlement of 2022 grant	(786,293)	6,306
Vesting and settlement of 2024 grant	(28,800)	220
Forfeited	(327,435)	—
Outstanding at December 31, 2025	1,881,410	—
The following table provides a summary of the plan as of December 31, 2025:

Total Non-vested
Number of units outstanding (i)	1,881,410
Current share price	7.34
Total fair value of the plan	13,810
Weighted-average accumulated percentage of service	52.13%
Accrued liability (ii)	7,199
Compensation expense not yet recognized (iii)	6,611

(i)Awards will vest between April 2026 and May 2028.
(ii)Presented within “Accrued payroll and other liabilities” in the Company’s current and non-current consolidated balance sheet.
(iii)Expected to be recognized in a weighted-average period of 1.95 years.

The Company recognized $344, $(599) and $2,763 of related income tax benefit (expense) for the share-based compensation plans during fiscal years 2025, 2024 and 2023, respectively.